SEMI ANNUAL REPORT

[GRAPHIC]
                                                               February 28, 1999

TEMPLETON GROWTH FUND, INC.

[LOGO FRANKLIN TEMPLETON]

PAGE
                        [LOGO CELEBRATING OVER 50 YEARS]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PHOTO OF MARK G. HOLOWESKO, CFA]

MARK G. HOLOWESKO, CFA
Portfolio Manager
Templeton Growth Fund


Mark G. Holowesko is president and portfolio manager of Templeton Growth Fund and several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of equity research worldwide, as well as an officer and director of Templeton Worldwide Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst and a former director of the International Society of Financial Analysts.

PAGE

SHAREHOLDER LETTER

Your Fund's Goal: Templeton Growth Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies located anywhere in the world, including emerging markets.

Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton Growth Fund, which covers the six months ended February 28, 1999. During this time, relatively low interest rates, benign inflation and increasing productivity contributed to a rise in many global equity markets, and on February 28, 1999, the Morgan Stanley Capital International(R) (MSCI) World Index was 22.77% higher than on September 1, 1998.(1) Within this environment, the Fund's Class A shares provided an 11.09% six-month cumulative total return, as shown in the Performance Summary on page 8.

CONTENTS

Shareholder Letter .............  1

Performance Summary ............  7

Financial Highlights &
Statement of Investments ....... 10

Financial Statements ........... 22

Notes to Financial
Statements ..................... 25


[FUND CATEGORY PYRAMID]


Global
Growth
Growth & Income
Income
Tax-Free Income


(1). Source: Standard & Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,500 securities in 23 countries, and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/99

[THIS CHART SHOWS IN BAR CHART FORMAT THE GEOGRAPHIC DISTRIBUTION OF TEMPLETON GROWTH FUND'S PORTFOLIO HOLDINGS ON FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]

European Stocks                              32.7%
North American Stocks                        30.5%
Asian Stocks                                 16.2%
Latin American Stocks                         8.0%
Australian & New Zealand Stocks               4.0%
Mid-East/African Stocks                       1.0%
Fixed-Income Securities                       6.0%
Short-Term Investments & Other Net Assets     1.6%

The underperformance of the Fund relative to the index was largely due to our value-oriented investment philosophy, which involves purchasing securities we consider undervalued and holding them until their value is recognized by the market. During the period under review, "growth" investors seemed to ignore fundamental values, as share prices were pushed to record levels in a momentum-driven market. At the end of the reporting period, the MSCI World Index was trading at 29.8 times earnings, 14.7 times cash earnings and 3.55 times book value. Globally, the most expensive stocks, as measured by price-to-earnings (P/E) ratios, outperformed the least expensive by 2.8 times. In North America, the ratio was 5.7 times, and in Europe, 4.1 times.(2)

ASIA

Improving economic conditions in many Asian countries drove up stock prices there and, although they remained below their collective peak, Far East markets, as measured by the Morgan Stanley Capital International(R) (MSCI) Far East Index, rose 24% on average during the reporting period.(3) The best performing Asian equity market was Korea's, which rose 91.8% in U.S. dollar terms.(4)

On February 28, 1999, Hong Kong represented the Fund's largest country weighting in Asia. In our opinion, the long-term impact of the region's financial problems on many quality companies has been over-estimated. For example, shares of HSBC Holdings PLC, a bank and financial organization with


(2). Source: MSCI. Ratios calculated on a cap weighted basis.

(3). Source: Standard & Poor's Micropal. The unmanaged MSCI Far East Index includes approximately 400 companies representing the stock markets of Hong Kong, Japan and Singapore. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(4). Source: Bloomberg.


2

PAGE
subsidiaries in Asia, Europe, the U.S. and the Middle East, were selling at a discount to those of other international banks on a price-to-book-value basis as of February 28, 1999.

EUROPE

Events culminating in the euro's successful introduction on January 1, 1999, helped boost many European equity markets, and the Morgan Stanley Capital International(R) All Country (MSCI AC) Europe Index rose 10.84% from September 1, 1998 to February 28, 1999.(5) In mainland Europe, we bought additional shares of UPM-Kymmene Corp., one of the world's largest forest product companies. Despite a management team which, in our opinion, is excellent, its shares were trading at a single-digit P/E ratio and at a discount to the company's peer group. We also took advantage of opportunities to buy shares of several European energy and chemical companies, many of which are consolidating in efforts to enhance value. And in the United Kingdom, we initiated a position in British Airways PLC, an international and domestic passenger airline, which we believe could benefit from higher operating margins resulting from improved cost efficiencies and lower fuel prices.

LATIN AMERICA

Although Latin American companies saw a record number of mergers, equity markets in the region posted mixed results during the reporting period. Mexico's market rose 44.4%, Argentina's 7.2%, and Brazil's, where the lack of a strong

  TOP 10 EQUITY HOLDINGS
  2/28/99

[THIS CHART SHOWS IN TABLE FORMAT THE TOP 10 EQUITY HOLDING OF TEMPLETON GROWTH FUND AS OF FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]

  NAME,                                         % OF TOTAL
  INDUSTRY, COUNTRY                             NET ASSETS
--------------------------------------------------------------
  HSBC Holdings PLC
  Banking, Hong Kong*                              2.3%

  General Motors Corp.
  Automobiles, U.S.                                1.9%

  Koninklijke Philips Electronics NV
  Electrical & Electronics,
  Netherlands                                      1.9%

  Boeing Co.
  Aerospace & Military
  Technology, U.S.                                 1.8%

  Telefonos de Mexico SA
  (Telmex), L, ADR
  Telecommunications, Mexico                       1.6%

  YPF Sociedad Anonima, ADR
  Energy Sources, Argentina                        1.5%

  Cheung Kong Holdings Ltd.
  Multi-Industry, Hong Kong*                       1.4%

  Ford Motor Co.
  Automobiles, U.S.                                1.4%

  National Australia Bank Ltd.
  Banking, Australia                               1.4%

  American Stores Co.
  Merchandising, U.S.                              1.4%

* Hong Kong reverted to the sovereignty of China on July 1, 1997.

(5). Source: Standard & Poor's Micropal. The unmanaged MSCI AC Europe Index measures the weighted average performance, in U.S. dollars, of about 60% of the market capitalization listed on European stock exchanges (approximately 700 securities). It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                                               3

PAGE
international financial policy kept the equity market under pressure, declined 21.4%.(6) As of February 28, 1999, our Brazilian holdings included shares of several Telebras subsidiaries which we believed were undervalued. The portfolio also included a position in Telmex, a provider of local and international telephone services in Mexico. In spite of increased competition arising from the deregulation of the Mexican telephone market, Telmex experienced only modest market-share loss during the six months under review.

UNITED STATES

During the reporting period, the U.S. economy performed extremely well. Money flowing to the perceived safety of the U.S. market, and frenzied purchasing of Internet-related stocks pushed many prices to record levels, with the S&P 500(R) Index rising from 994.24 on September 1, 1998 to 1,238.33 on February 28, 1999.
(7)

However, declines in share prices of cyclical and commodity related companies, as well as underperformance of the average stock relative to more popular blue chip stocks, enabled us to discover some stocks we considered bargains in the U.S. We took advantage of weakness in the energy sources sector by adding positions in Burlington Resources Inc., Occidental Petroleum Corp., and Valero Energy Corp. As of February 28, 1999, automobiles, aerospace and military technology, energy sources, and

  TOP 10 COUNTRIES
  REPRESENTED IN THE FUND*
  Equity Investments
  (92.4% of Total Net Assets)
  2/28/99

                       % OF TOTAL
  COUNTRY              NET ASSETS
  -------------------------------
  United States          27.6%

  United Kingdom         11.7%

  Hong Kong**            10.8%

  Netherlands             4.6%

  Sweden                  4.4%

  Australia               3.8%

  Germany                 3.4%

  Argentina               2.7%

  France                  2.7%

  Mexico                  2.6%

* Does not include fixed-income securities and short-term investments and other net assets.

** Hong Kong reverted to the sovereignty of China on July 1, 1997.

(6). Source: Bloomberg.
(7). Source: Standard & Poor's Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


4

PAGE
forest product and paper companies comprised the Fund's main U.S. holdings. General Motors Corp., one of the top holdings, has been experiencing favorable cost and margin trends, and we believe its North American operations could begin to show a turnaround. Boeing Co., the world's leading commercial aircraft manufacturer, has been focusing on profitability, reducing costs and reexamining its manufacturing process. Its share price, in our opinion, does not reflect the possibility of replacement demand for American commercial aircraft, increased defense spending, or a resurgence of Asian orders.

Looking forward, we are optimistic about the Fund's prospects, and remain confident in our value style of investing. It has rewarded shareholders with long-term results in the past, and we firmly believe it would be wrong to change our style now.

This discussion reflects our views, opinions and portfolio holdings as of February 28, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

Please remember, there are special risks associated with global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve similar but heightened risks, in addition to those associated with the


                                                                               5

PAGE
relatively small size and lesser liquidity of those markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Taiwan's equity market has increased 951% in the last 15 years, but has suffered six declines of more than 20% during that time.(8) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. These risks and considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton Growth Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,


/s/ Mark G. Holowesko
---------------------------
Mark G. Holowesko, CFA
President
Templeton Growth Fund, Inc.


(8). Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1998. Market returns are measured in U.S. dollars and do not include reinvested dividends.


6

PAGE
PERFORMANCE SUMMARY AS OF 2/28/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (9/1/98 - 2/28/99)

CLASS A                          CHANGE        2/28/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 - $0.65        $16.13   $16.78

                              Distributions
                              -------------
Dividend Income                 $0.4050
Long-Term Capital Gain          $1.6950
Short-Term Capital Gain         $0.3400
      TOTAL                     $2.4400

Class B                          Change        2/28/99  1/1/99
---------------------------------------------------------------
Net Asset Value                 - $0.25        $16.12   $16.37

Class C                          Change        2/28/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 - $0.63        $15.86   $16.49

                              Distributions
                              -------------
Dividend Income                 $0.3104
Long-Term Capital Gain          $1.6950
Short-Term Capital Gain         $0.3400
      TOTAL                     $2.3454

Advisor Class                    Change         2/28/99  8/31/98
----------------------------------------------------------------
Net Asset Value                 - $0.65         $16.15   $16.80

                             Distributions
                             -------------
Dividend Income                 $0.4398
Long-Term Capital Gain          $1.6950
Short-Term Capital Gain         $0.3400
      TOTAL                     $2.4748

CLASS A (formerly Class I):
Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:
Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):
Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:
No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

Templeton Growth Fund paid distributions derived from long-term capital gains of $1.6950 per share in October, 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).

Past performance is not predictive of future results.


                                                                               7

PAGE
(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception; therefore, average annual total returns are not provided.

(3). These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4). One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

(5). On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total return of Advisor Class shares were 13.21% and 5.92% respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

PERFORMANCE

                                                                         INCEPTION
CLASS A               6-MONTH      1-YEAR       5-YEAR       10-YEAR    (11/29/54)
-----------------------------------------------------------------------------------
Cumulative
Total Return (1)       11.09%      -9.07%       58.02%       216.04%    37,541.64%

Average Annual
Total Return (2)        4.73%     -14.29%        8.29%        11.54%        14.19%

Value of $10,000
Investment (3)       $10,473      $8,571      $14,890       $29,794    $3,547,753

                     2/28/95     2/28/96      2/28/97       2/28/98      2/28/99
                     -----------------------------------------------------------
One-Year
Total Return (4)      0.10%       21.90%       19.75%        18.93%      -9.07%

                                                    INCEPTION
CLASS B                                              (1/1/99)
--------------------------------------------------------------
Cumulative Total Return (1)                          - 1.53%
Aggregate Total Return (2)                           - 5.47%
Value of $10,000 Investment (3)                      $9,453

                                                                     INCEPTION
CLASS C                      6-MONTH      1-YEAR        3-YEAR        (5/1/95)
-------------------------------------------------------------------------------
Cumulative
Total Return (1)              10.79%     - 9.69%        26.61%        45.47%
Average Annual
Total Return (2)               8.71%    - 11.35%         7.82%         9.98%
Value of $10,000
Investment (3)              $10,871      $8,865       $12,535       $14,402

                                        2/28/97       2/28/98       2/28/99
                                        -----------------------------------
One-Year
Total Return (4)                         18.77%       18.05%        - 9.69%

                                                                                   INCEPTION
ADVISOR CLASS (5)               6-MONTH       1-YEAR     5-YEAR       10-YEAR      (11/29/54)
---------------------------------------------------------------------------------------------
Cumulative
Total Return (1)                 11.31%       - 8.82%    58.85%       217.70%      37,739.14%
Average Annual
Total Return (2)                 11.31%       - 8.82%     9.70%        12.25%          14.36%
Value of $10,000
Investment (3)                 $11,131        $9,118   $15,885       $31,770      $3,783,914

                               2/28/95       2/28/96   2/28/97       2/28/98        2/28/99
                               ------------------------------------------------------------
One-Year
Total Return (4)                0.10%         21.90%   19.75%         19.24%        - 8.82%

Past performance is not predictive of future results.


8

PAGE


TEMPLETON GROWTH FUND

CLASS A


If you had invested $10,000 in Templeton Growth Fund - Class A at inception, it would have been worth more than $3.5 million on February 28, 1999. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on November 29, 1954 (inception), with income dividends and capital gains reinvested as shown through February 28, 1999.*



                           $3,547,753
                           Total value of investment
                           2/28/99


                                    [GRAPH]

[THE FOLLOWING CHART SHOWS IN GRAPH FORMAT THE CUMULATIVE TOTAL RETURN OF A $10,000 INVESTMENT IN THE FUND ON NOVEMBER 29, 1954 (INCEPTION) AS OF FEBRUARY 28, 1999.]



                PRINCIPAL      INCOME      PRINCIPAL +     CAP GAINS     PRINCIPAL +      TOTAL VALUE
                                            DIVIDENDS                     CAP GAINS

      11/29/54    $9,425         $0           $9,425           $0          $9,425           $9,425
      12/31/54    $9,576         $0           $9,576           $0          $9,576           $9,576
      12/31/55   $10,250         $0          $10,250           $0          $10,250          $10,250
      12/31/56   $10,726         $0          $10,726           $0          $10,726          $10,726
      12/31/57    $8,911         $0           $8,911           $0          $8,911           $8,911
      12/31/58   $13,261         $0          $13,261           $0          $13,261          $13,261
      12/31/59   $15,118         $0          $15,118           $0          $15,118          $15,118
      12/31/60   $17,210         $0          $17,210           $0          $17,210          $17,210
      12/31/61   $20,358         $0          $20,358           $0          $20,358          $20,358
      12/31/62   $17,606         $0          $17,606           $0          $17,606          $17,606
      12/31/63   $18,511         $0          $18,511           $0          $18,511          $18,511
      12/31/64   $23,506        $296         $23,802           $0          $23,506          $23,802
      12/31/65   $28,313        $760         $29,073           $0          $28,313          $29,073
      12/31/66   $26,484       $1,048        $27,532           $0          $26,484          $27,532
      12/31/67   $29,632       $1,682        $31,314           $0          $29,632          $31,314
      12/31/68   $40,283       $2,857        $43,140           $0          $40,283          $43,140
      12/31/69   $47,446       $4,176        $51,622           $0          $47,446          $51,622
      12/31/70   $43,676       $4,622        $48,298           $0          $43,676          $48,298
      12/31/71   $51,555       $6,320        $57,875         $1,013        $52,568          $58,888
      12/31/72   $84,354       $11,271       $95,625         $3,637        $87,991          $99,262
      12/31/73   $69,085       $9,801        $78,886        $10,529        $79,614          $89,415
      12/31/74   $58,719       $9,469        $68,188        $10,435        $69,154          $78,623
      12/31/75   $79,077       $14,655       $93,732        $14,451        $93,528         $108,183
      12/31/76   $113,384      $22,907       $136,291       $22,456       $135,840         $158,747
      12/31/77   $126,955      $28,103       $155,058       $36,033       $162,988         $191,091
      12/31/78   $149,482      $35,006       $184,488       $43,311       $192,793         $227,799
      12/31/79   $184,071      $47,071       $231,142       $57,794       $241,865         $288,936
      12/31/80   $214,609      $61,327       $275,936       $87,798       $302,407         $363,734
      12/31/81   $210,086      $66,829       $276,915       $85,947       $296,033         $362,862
      12/31/82   $213,478      $80,038       $293,516       $108,561      $322,039         $402,077
      12/31/83   $278,228     $114,668       $392,896       $141,489      $419,717         $534,385
      12/31/84   $269,463     $122,307       $391,770       $154,204      $423,667         $545,974
      12/31/85   $321,206     $161,412       $482,618       $215,055      $536,261         $697,673
      12/31/86   $363,902     $208,249       $572,151       $273,680      $637,582         $845,831
      12/31/87   $331,668     $219,095       $550,763       $321,336      $653,004         $872,099
      12/31/88   $388,784     $293,580       $682,364       $395,521      $784,305        $1,077,885
      12/31/89   $445,618     $385,960       $831,578       $489,482      $935,100        $1,321,060
      12/31/90   $370,405     $367,034       $737,439       $463,998      $834,403        $1,201,437
      12/31/91   $436,286     $476,190       $912,476       $665,363     $1,101,649       $1,577,839
      12/31/92   $406,597     $482,422       $889,019       $755,314     $1,161,911       $1,644,333
      12/31/93   $498,209     $623,674      $1,121,883     $1,060,095    $1,558,304       $2,181,978
      12/31/94   $458,906     $610,067      $1,068,973     $1,130,853    $1,589,759       $2,199,826
      12/31/95   $490,575     $713,327      $1,203,902     $1,432,193    $1,922,768       $2,636,095
      12/31/96   $552,497     $881,788      $1,434,285     $1,743,583    $2,296,080       $3,177,868
      12/31/97   $548,540     $961,807      $1,510,347     $2,181,732    $2,730,272       $3,692,079
      12/31/98   $462,866     $892,107      $1,354,973     $2,245,565    $2,708,431       $3,600,538
       2/28/99   $456,082     $879,028      $1,335,110     $2,212,643    $2,668,725       $3,547,753


Total Value of Investment with Capital Gains and Dividends Reinvested

Value of Investment with Capital Gains Reinvested

Value of Investment with Dividends Reinvested




* Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.
Past performance is not predictive of future results.

                                                                               9



PAGE
TEMPLETON GROWTH FUND, INC.
Financial Highlights

                                                                               CLASS A
                                         ------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                         FEBRUARY 28, 1999   ----------------------------------------------------------------
                                            (UNAUDITED)         1998          1997          1996         1995         1994
                                         ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period...          $16.78           $22.47        $18.75       $18.96       $18.95       $17.47
                                         ------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income.................             .15              .50           .54          .50          .39          .29
 Net realized and unrealized gains
   (losses)............................            1.64            (2.76)         4.48         1.34         1.20         2.58
                                         ------------------------------------------------------------------------------------
Total from investment operations.......            1.79            (2.26)         5.02         1.84         1.59         2.87
                                         ------------------------------------------------------------------------------------
Less distributions from:
 Net investment income.................            (.41)            (.55)         (.49)        (.44)        (.29)        (.27)
 Net realized gains....................           (2.03)           (2.88)         (.81)       (1.61)       (1.29)       (1.12)
                                         ------------------------------------------------------------------------------------
Total distributions....................           (2.44)           (3.43)        (1.30)       (2.05)       (1.58)       (1.39)
                                         ------------------------------------------------------------------------------------
Net asset value, end of period.........          $16.13           $16.78        $22.47       $18.75       $18.96       $18.95
                                         ------------------------------------------------------------------------------------
                                         ------------------------------------------------------------------------------------
Total Return*..........................          11.09%         (12.61)%        28.28%       10.85%        9.51%       17.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)......     $11,710,624      $11,116,564   $12,129,283   $8,450,737   $6,964,298   $5,611,560
Ratios to average net assets:
 Expenses..............................           1.12%**          1.08%         1.08%        1.09%        1.12%        1.10%
 Net investment income.................           1.77%**          2.53%         2.81%        2.87%        2.40%        1.76%
Portfolio turnover rate................          11.77%           48.23%        41.81%       19.63%       35.21%       27.35%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
 10

PAGE

TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                       CLASS B
                                                                  -----------------
                                                                    PERIOD ENDED
                                                                  FEBRUARY 28, 1999
                                                                    (UNAUDITED)+
                                                                  -----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $16.37
                                                                  -----------------
Income from investment operations:
 Net investment income......................................               --
 Net realized and unrealized losses.........................             (.25)
                                                                  -----------------
Total from investment operations............................             (.25)
                                                                  -----------------
Net asset value, end of period..............................           $16.12
                                                                  -----------------
                                                                  -----------------
Total Return*...............................................          (1.53)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................           $2,892
Ratios to average net assets:
 Expenses...................................................            1.94%**
 Net investment income......................................             .07%**
Portfolio turnover rate.....................................           11.77%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to February 28, 1999.
                                                                              11

PAGE
TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                                     CLASS C
                                                     ------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                     FEBRUARY 28, 1999      -------------------------------------------------
                                                        (UNAUDITED)           1998          1997          1996         1995+
                                                     ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period...........            $16.49             $22.18        $18.57        $18.90       $17.48
                                                     ------------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................               .10                .38           .42           .49          .04
 Net realized and unrealized gains (losses)....              1.61              (2.77)         4.39          1.19         1.38
                                                     ------------------------------------------------------------------------
Total from investment operations...............              1.71              (2.39)         4.81          1.68         1.42
                                                     ------------------------------------------------------------------------
Less distributions from:
 Net investment income.........................              (.31)              (.42)         (.39)         (.40)          --
 Net realized gains............................             (2.03)             (2.88)         (.81)        (1.61)          --
                                                     ------------------------------------------------------------------------
Total distributions............................             (2.34)             (3.30)        (1.20)        (2.01)          --
                                                     ------------------------------------------------------------------------
Net asset value, end of period.................            $15.86             $16.49        $22.18        $18.57       $18.90
                                                     ------------------------------------------------------------------------
                                                     ------------------------------------------------------------------------
Total Return*..................................            10.79%           (13.32)%        27.30%         9.99%        8.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............          $879,765           $872,219      $755,184      $280,087      $42,548
Ratios to average net assets:
 Expenses......................................             1.87%**            1.83%         1.84%         1.87%        1.86%**
 Net investment income.........................             1.03%**            1.79%         2.14%         2.25%        1.61%**
Portfolio turnover rate........................            11.77%             48.23%        41.81%        19.63%       35.21%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
 12

PAGE
TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                                  ADVISOR CLASS
                                                                  ---------------------------------------------
                                                                  SIX MONTHS ENDED       YEAR ENDED AUGUST 31,
                                                                  FEBRUARY 28, 1999      ----------------------
                                                                     (UNAUDITED)           1998          1997+
                                                                  ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................            $16.80             $22.49       $19.37
                                                                  ---------------------------------------------
Income from investment operations:
 Net investment income......................................               .16                .56          .37
 Net realized and unrealized gains (losses).................              1.66              (2.78)        2.75
                                                                  ---------------------------------------------
Total from investment operations............................              1.82              (2.22)        3.12
                                                                  ---------------------------------------------
Less distributions from:
 Net investment income......................................             (.44)               (.59)          --
 Net realized gains.........................................             (2.03)             (2.88)          --
                                                                  ---------------------------------------------
Total distributions.........................................             (2.47)             (3.47)          --
                                                                  ---------------------------------------------
Net asset value, end of period..............................            $16.15             $16.80       $22.49
                                                                  ---------------------------------------------
                                                                  ---------------------------------------------
Total Return*...............................................            11.31%           (12.41)%        16.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................           $41,208            $36,301       $29,531
Ratios to average net assets:
 Expenses...................................................              .87%**             .83%         .83%**
 Net investment income......................................             2.01%**            2.81%        3.68%**
Portfolio turnover rate.....................................            11.77%             48.23%       41.81%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
                                                                              13

PAGE

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS 89.5%
AEROSPACE & MILITARY TECHNOLOGY 4.1%
Boeing Co. .................................................  United States         6,411,000     $   227,991,188
*General Motors Corp., H....................................  United States         2,031,300          95,851,969
Raytheon Co., A.............................................  United States         2,147,015         113,523,418
Rolls-Royce PLC.............................................  United Kingdom       18,575,804          81,240,500
                                                                                                  ---------------
                                                                                                      518,607,075
                                                                                                  ---------------
APPLIANCES & HOUSEHOLD DURABLES 1.2%
Sony Corp...................................................      Japan             1,856,700         140,523,944
Toro Co. ...................................................  United States           550,000          16,431,250
                                                                                                  ---------------
                                                                                                      156,955,194
                                                                                                  ---------------
AUTOMOBILES 5.3%
Autoliv Inc., SDR...........................................      Sweden            1,201,152          45,379,138
Bayerische Motorenwerke AG BMW..............................     Germany               72,645          52,792,129
Fiat SpA, di Risp...........................................      Italy               390,260             632,761
Ford Motor Co. .............................................  United States         3,016,600         178,922,088
General Motors Corp. .......................................  United States         2,944,500         243,105,281
Volkswagen AG...............................................     Germany              368,350          24,119,960
Volvo AB, B.................................................      Sweden            4,741,000         123,176,733
                                                                                                  ---------------
                                                                                                      668,128,090
                                                                                                  ---------------
BANKING 5.9%
Australia & New Zealand Banking Group Ltd. .................    Australia          14,055,105          90,765,935
Banco Popular Espanol SA....................................      Spain               255,500          17,123,086
*Bangkok Bank Public Co. Ltd., fgn. ........................     Thailand           3,391,200           5,724,695
Deutsche Bank AG, Br. ......................................     Germany            1,469,399          76,458,107
Development Bank of Singapore Ltd., fgn. ...................    Singapore           1,795,500          13,033,537
Guoco Group Ltd. ...........................................    Hong Kong          19,237,000          29,794,973
HSBC Holdings PLC...........................................    Hong Kong          10,238,141         288,072,632
National Australia Bank Ltd. ...............................    Australia          10,723,122         178,780,846
National Australia Capital Securities PLC...................    Australia           1,215,253          36,837,357
Unibanco Uniao de Bancos Brasileiros SA, GDR................      Brazil              773,440          10,441,440
                                                                                                  ---------------
                                                                                                      747,032,608
                                                                                                  ---------------
BROADCASTING & PUBLISHING .2%
South China Morning Post Holdings, Ltd. ....................    Hong Kong          30,911,000          13,265,667
South China Morning Post Holdings, Ltd., 144A...............    Hong Kong           8,976,000           3,852,112
                                                                                                  ---------------
                                                                                                       17,117,779
                                                                                                  ---------------
BUILDING MATERIALS & COMPONENTS 1.4%
Caradon PLC.................................................  United Kingdom        5,154,667          12,716,970
Cemex SA....................................................      Mexico            4,814,087          13,806,347
Cemex SA, A, ADR............................................      Mexico               22,092             126,716
Cemex SA, B.................................................      Mexico            4,694,000          14,452,145
Cemex SA, B, ADR............................................      Mexico              777,000           4,784,540

 14

PAGE
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
BUILDING MATERIALS & COMPONENTS (CONT.)
+Hepworth PLC...............................................  United Kingdom       16,767,410     $    41,232,217
+Owens Corning..............................................  United States         2,893,300          92,043,106
                                                                                                  ---------------
                                                                                                      179,162,041
                                                                                                  ---------------
BUSINESS & PUBLIC SERVICES 1.2%
*Humana Inc. ...............................................  United States         8,335,200         145,866,000
                                                                                                  ---------------
CHEMICALS 4.7%
Akzo Nobel NV...............................................   Netherlands          2,622,200          99,453,329
BASF AG.....................................................     Germany            2,671,000          91,774,850
Bayer AG, Br. ..............................................     Germany              904,100          31,759,372
Cookson Group PLC...........................................  United Kingdom       24,025,284          62,158,908
DSM NV, Br. ................................................   Netherlands          1,273,290         110,423,086
Eastman Chemical Co. .......................................  United States         1,100,000          51,906,250
European Vinyls Corporation Evc International NV............   Netherlands            388,433           2,281,263
Imperial Chemical Industries PLC............................  United Kingdom        1,621,988          14,109,440
+Lyondell Chemical Co. .....................................  United States         5,068,600          67,792,525
Rhone-Poulenc SA, A.........................................      France            1,400,000          64,163,785
                                                                                                  ---------------
                                                                                                      595,822,808
                                                                                                  ---------------
CONSTRUCTION & HOUSING
Hollandsche Beton Groep NV..................................   Netherlands            544,171           5,197,088
                                                                                                  ---------------
ELECTRICAL & ELECTRONICS 6.4%
ABB AB, A...................................................      Sweden           12,973,000         147,510,576
Alcatel SA..................................................      France              900,000          96,821,999
Fuji Photo Film Co. Ltd. ...................................      Japan             1,267,000          46,558,112
General Electric Co. PLC....................................  United Kingdom       18,500,000         148,925,859
Koninklijke Philips Electronics NV..........................   Netherlands          3,371,830         235,041,665
Motorola Inc. ..............................................  United States         1,967,600         138,223,900
                                                                                                  ---------------
                                                                                                      813,082,111
                                                                                                  ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS .1%
BICC PLC....................................................  United Kingdom        8,340,220          11,958,119
                                                                                                  ---------------
ENERGY EQUIPMENT & SERVICES .2%
Baker Hughes Inc. ..........................................  United States         1,503,000          27,054,000
                                                                                                  ---------------
ENERGY SOURCES 8.3%
Amerada Hess Corp. .........................................  United States         2,108,000          95,650,500
*Barrett Resources Corp. ...................................  United States         1,100,000          18,081,250
Burlington Resources Inc. ..................................  United States         2,700,000          87,412,500
Norsk Hydro AS..............................................      Norway            3,551,577         120,457,074
Occidental Petroleum Corp. .................................  United States         6,000,000          90,375,000
Perez Companc SA, B.........................................    Argentina           6,863,400          27,945,216
*Ranger Oil Ltd. ...........................................      Canada            2,810,900           7,905,656
*Renaissance Energy Ltd. ...................................      Canada            5,250,000          46,257,039
Repsol SA...................................................      Spain             1,029,700          54,144,168

                                                                              15

PAGE
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Saga Petroleum AS...........................................      Norway            3,754,160     $    31,535,608
Shell Transport & Trading Co. PLC...........................  United Kingdom       19,784,000         110,294,960
Shell Transport & Trading Co. PLC, Reg D....................  United Kingdom           36,000           1,208,250
Societe Elf Aquitaine SA....................................      France            1,030,000         107,415,336
+Valero Energy Corp., new...................................  United States         2,907,700          51,066,481
YPF Sociedad Anonima........................................    Argentina           1,400,000          40,756,303
YPF Sociedad Anonima, ADR...................................    Argentina           5,282,800         153,201,200
                                                                                                  ---------------
                                                                                                    1,043,706,541
                                                                                                  ---------------
FINANCIAL SERVICES 1.3%
Lend Lease Corp. Ltd. ......................................    Australia           3,029,190          37,619,408
Merrill Lynch & Co. Inc. ...................................  United States         1,580,300         121,288,025
                                                                                                  ---------------
                                                                                                      158,907,433
                                                                                                  ---------------
FOOD & HOUSEHOLD PRODUCTS 2.3%
Archer-Daniels Midland Co. .................................  United States         9,232,794         139,646,007
Hillsdown Holdings PLC......................................  United Kingdom       10,211,538          11,451,214
Panamerican Beverages Inc., A...............................      Mexico            1,216,400          19,234,325
Tate & Lyle PLC.............................................  United Kingdom       13,600,000          98,587,037
*Terranova Foods PLC........................................  United Kingdom        3,325,382           4,368,353
Vitro SA de CV, A...........................................      Mexico            6,090,720           9,201,851
Vitro SA de CV, ADR.........................................      Mexico              962,440           4,330,980
                                                                                                  ---------------
                                                                                                      286,819,767
                                                                                                  ---------------
FOREST PRODUCTS & PAPER 6.5%
Aracruz Celulose SA, ADR....................................      Brazil            2,338,900          30,113,338
Assidomaen AB...............................................      Sweden            1,198,100          21,826,250
+Boise Cascade Corp. .......................................  United States         3,082,600          95,753,263
Bowater Inc. ...............................................  United States         2,145,000          90,358,125
Carter Holt Harvey Ltd. ....................................   New Zealand         21,502,738          19,721,803
Champion International Corp. ...............................  United States         1,000,000          37,000,000
Fletcher Challenge Paper Ltd. ..............................   New Zealand         18,802,836          13,008,047
International Paper Co. ....................................  United States         3,400,000         142,800,000
Metsa Serla OY, B...........................................     Finland            2,611,000          18,085,965
Mitsubishi Paper Mills Ltd. ................................      Japan             3,946,000           6,584,981
Mo Och Domsjoe AB, B........................................      Sweden            2,950,000          77,365,815
Norske Skogindustrier AS, A.................................      Norway              994,000          29,569,507
Sappi Ltd. .................................................   South Africa         2,730,600           9,741,123
St. Joe Co. ................................................  United States           661,800          14,270,063
*Stora Enso OY, A...........................................     Finland               98,700             877,622
*Stora Enso OY, A, fgn. ....................................     Finland              718,823           6,108,106
Stora Enso OY, R............................................     Finland            4,973,575          44,224,115
*Stora Enso OY, R, fgn. ....................................     Finland            4,361,145          38,657,906
Svenska Cellulosa AB, B.....................................      Sweden              287,244           5,742,070
UPM-Kymmene Corp. ..........................................     Finland            4,801,840         124,664,928
                                                                                                  ---------------
                                                                                                      826,473,027
                                                                                                  ---------------

 16

PAGE
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL COMPONENTS 1.9%
Goodyear Tire & Rubber Co. .................................  United States         1,722,600     $    79,670,250
Michelin SA, B..............................................      France              715,491          31,888,616
*RTI International Metals Inc. .............................  United States           462,700           4,916,188
Sandvik AB, A...............................................      Sweden              130,100           2,497,335
Sandvik AB, B...............................................      Sweden            3,656,000          70,178,750
SKF AB, A...................................................      Sweden            1,002,995          13,305,411
SKF AB, B...................................................      Sweden            2,480,374          34,268,525
                                                                                                  ---------------
                                                                                                      236,725,075
                                                                                                  ---------------
INSURANCE 2.3%
Ace Ltd. ...................................................     Bermuda            2,000,000          54,500,000
American General Corp. .....................................  United States         1,100,000          80,575,000
American International Group Inc. ..........................  United States           137,813          15,702,012
Partnerre Ltd. .............................................     Bermuda              739,400          31,979,050
+W R Berkeley Corp. ........................................  United States         1,690,650          48,394,856
XL Capital Ltd., A..........................................     Bermuda            1,000,000          61,250,000
                                                                                                  ---------------
                                                                                                      292,400,918
                                                                                                  ---------------
LEISURE & TOURISM .5%
Rank Group PLC..............................................  United Kingdom        6,565,891          24,981,563
Shangri-La Asia Ltd. .......................................    Hong Kong          48,233,000          34,551,083
                                                                                                  ---------------
                                                                                                       59,532,646
                                                                                                  ---------------
MACHINERY & ENGINEERING 1.6%
+Agco Corp. ................................................  United States         5,739,500          37,665,469
BTR Siebe PLC...............................................  United Kingdom       25,067,656         105,817,298
New Holland NV..............................................   Netherlands          1,600,000          15,900,000
Valmet (OY).................................................     Finland            2,000,000          20,857,347
Vickers Group PLC...........................................  United Kingdom        8,396,988          19,908,913
                                                                                                  ---------------
                                                                                                      200,149,027
                                                                                                  ---------------
MERCHANDISING 4.6%
American Stores Co. ........................................  United States         5,157,600         174,069,000
*CompUSA Inc. ..............................................  United States           189,200           1,986,600
Dairy Farm International Holdings Ltd. .....................    Hong Kong          36,629,531          39,193,598
Gucci Group NV, Reg D.......................................   Netherlands          1,366,900          95,683,000
Marks & Spencer PLC.........................................  United Kingdom        6,989,000          47,136,731
Safeway PLC.................................................  United Kingdom       14,432,027          62,424,262
Sears Roebuck & Co. ........................................  United States         2,600,000         105,625,000
W.H. Smith Group............................................  United Kingdom        5,740,290          50,347,774
                                                                                                  ---------------
                                                                                                      576,465,965
                                                                                                  ---------------
METALS & MINING 4.7%
AK Steel Holding Corp. .....................................  United States         1,629,900          35,552,194
Alcan Aluminum Ltd. ........................................      Canada            3,463,361          83,974,170
Alcan Aluminum Ltd., fgn. ..................................      Canada            1,500,000          36,468,750

                                                                              17

PAGE
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
Anglo American Platinum Corp. Ltd. .........................   South Africa         3,000,000     $    49,297,821
Billiton PLC................................................  United Kingdom       19,141,800          41,627,941
British Steel PLC...........................................  United Kingdom       63,665,600         126,725,366
Companhia Siderurgica Nacional CSN, ADR.....................      Brazil            1,177,905           9,864,954
Cyprus Amax Minerals Co. Inc. ..............................  United States         1,142,500          12,853,125
Grupo Mexico SA de CV, B....................................      Mexico            6,004,300          16,495,992
Industrias Penoles SA.......................................      Mexico            3,223,400           9,649,153
Iscor Ltd. .................................................   South Africa        21,374,700           3,657,334
Minorco SA, ADR.............................................    Luxembourg          1,399,224          21,950,327
Outokumpu OY, A.............................................     Finland              660,300           5,791,533
Pechiney SA, A..............................................      France            1,356,639          44,826,647
*Pohang Iron & Steel Co. Ltd. ..............................   South Korea          1,093,160          57,815,075
+Titanium Metals............................................  United States         2,322,000          16,399,125
WMC Ltd. ...................................................    Australia           7,933,500          24,631,467
                                                                                                  ---------------
                                                                                                      597,580,974
                                                                                                  ---------------
MISC MATERIALS & COMMODITIES .9%
+Agrium Inc. ...............................................      Canada            6,182,100          49,456,800
De Beers/Centenary Linked Units, Reg........................   South Africa           870,850          15,013,201
De Beers/Centenary Linked Units, ADR........................   South Africa         2,950,000          50,518,750
                                                                                                  ---------------
                                                                                                      114,988,751
                                                                                                  ---------------
MULTI-INDUSTRY 6.4%
Alfa SA de CV, A............................................      Mexico            6,608,600          16,264,259
Amoy Properties Ltd. .......................................    Hong Kong          57,698,000          41,331,212
Broken Hill Proprietary Co. Ltd. ...........................    Australia          11,287,048          84,734,861
Cheung Kong Holdings Ltd. ..................................    Hong Kong          26,562,000         180,845,471
DESC SA de CV, B............................................      Mexico           10,295,000           9,803,777
DESC SA de CV, C, ADR.......................................      Mexico               25,800             495,038
Elementis PLC...............................................  United Kingdom       20,177,882          23,758,840
First Pacific Co. Ltd. .....................................    Hong Kong          37,473,000          22,611,245
*Hicom Holdings Bhd. .......................................     Malaysia           1,120,800             315,503
Hutchison Whampoa Ltd. .....................................    Hong Kong          12,000,000          83,249,976
Inchcape PLC................................................  United Kingdom       26,000,000          61,853,193
Jardine Matheson Holdings Ltd. .............................    Hong Kong          10,087,768          26,429,952
Jardine Strategic Holdings Ltd. ............................    Hong Kong          14,245,732          20,656,311
*Metra OY, B................................................     Finland              284,280           5,170,997
Pacific Dunlop Ltd. ........................................    Australia          14,221,277          24,814,205
Pilkington PLC..............................................  United Kingdom       40,000,000          40,370,382
*Saab AB, B.................................................      Sweden            1,254,300          11,041,643
Swire Pacific Ltd., A.......................................    Hong Kong          33,386,500         136,601,213
Swire Pacific Ltd., B.......................................    Hong Kong          24,783,300          15,114,206
Wheelock and Company Ltd. ..................................    Hong Kong          10,338,809           6,371,890
                                                                                                  ---------------
                                                                                                      811,834,174
                                                                                                  ---------------

 18

PAGE
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 1.3%
Boston Properties Inc. .....................................  United States           460,700     $    14,886,369
Hang Lung Development Co. Ltd. .............................    Hong Kong          24,309,000          23,374,793
Hong Kong Land Holdings Ltd. ...............................    Hong Kong          13,093,000          13,747,650
New World Development Co. Ltd. .............................    Hong Kong          17,699,244          32,553,222
Rouse Co. ..................................................  United States         2,532,500          59,197,188
*Wereldhave NV..............................................   Netherlands            313,594          16,902,646
                                                                                                  ---------------
                                                                                                      160,661,868
                                                                                                  ---------------
TELECOMMUNICATIONS 5.1%
Bell Atlantic Corp. ........................................  United States         2,100,000         120,618,750
Hong Kong Telecommunications Ltd. ..........................    Hong Kong          41,597,548          69,796,796
PT Indosat TBK, ADR.........................................    Indonesia              36,075             468,975
Rostelekom..................................................      Russia            3,872,000           3,058,880
SK Telecom Co. Ltd., ADR....................................   South Korea          7,403,850          74,963,981
Smartone Telecommunications Holdings Ltd. ..................    Hong Kong          16,023,500          43,327,718
Telecom Argentina Stet-France SA, ADR.......................    Argentina           2,974,700          80,502,819
Telefonica de Argentina SA, B, ADR..........................    Argentina             960,080          28,082,340
Telefonica del Peru SA, B...................................       Peru             8,459,874          10,171,696
Telefonica del Peru SA, B, ADR..............................       Peru             1,083,200          12,795,300
Telefonos de Mexico SA (Telmex), L..........................      Mexico           14,118,470          39,994,059
Telefonos de Mexico SA (Telmex), L, ADR.....................      Mexico            2,900,000         165,843,750
                                                                                                  ---------------
                                                                                                      649,625,064
                                                                                                  ---------------
TEXTILES & APPAREL .1%
*Adidas-Salomon AG..........................................     Germany              187,160          17,854,113
                                                                                                  ---------------
TRANSPORTATION 3.0%
British Airways PLC.........................................  United Kingdom       13,046,000          96,504,285
Cathay Pacific Airways Ltd. ................................    Hong Kong          33,892,000          37,838,831
Hitachi Zosen Corp. ........................................      Japan             3,725,000           4,552,255
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom        4,621,630          54,307,225
Singapore Airlines Ltd., fgn. ..............................    Singapore          23,586,900         173,956,812
Stolt Nielsen SA............................................      Norway              463,500           4,982,625
Stolt Nielsen SA, ADR.......................................      Norway              459,000           5,364,563
                                                                                                  ---------------
                                                                                                      377,506,596
                                                                                                  ---------------
UTILITIES ELECTRICAL & GAS 8.0%
*CEZ AS.....................................................  Czech Republic        2,047,771           2,668,369
CLP Holdings Ltd. ..........................................    Hong Kong          18,639,900          87,813,410
Electrabel SA...............................................     Belgium              154,273          64,354,509
Entergy Corp. ..............................................  United States         3,600,000         101,700,000
Gener SA, ADR...............................................      Chile             1,467,200          22,008,000
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong          41,999,600         119,530,338
Iberdrola SA, Br. ..........................................      Spain             5,700,000          89,165,157
Illinova Corp. .............................................  United States         2,900,000          68,875,000
*Korea Electric Power Corp. ................................   South Korea          6,273,800         148,191,925
National Grid Group PLC.....................................  United Kingdom        2,504,100          18,112,222

                                                                              19

PAGE
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
National Power PLC..........................................  United Kingdom        3,800,000     $    30,224,921
Potomac Electric Power Co. .................................  United States         5,187,734         126,451,016
Powergen PLC................................................  United Kingdom          907,444          11,091,919
Thames Water Group PLC......................................  United Kingdom        3,826,785          62,776,390
Transportadora de Gas del Sur SA, B, Reg S, ADR.............    Argentina           1,400,000          13,825,000
Veba AG.....................................................     Germany              900,000          47,521,817
                                                                                                  ---------------
                                                                                                    1,014,309,993
                                                                                                  ---------------
TOTAL COMMON STOCKS (COST $11,818,808,718)..................                                       11,311,524,845
                                                                                                  ---------------
PREFERRED STOCKS 2.9%
Ballast Nedam NV, ctf., cvt., pfd. .........................   Netherlands             86,182           2,440,854
Banco Bradesco SA BBD, pfd. ................................      Brazil        3,171,500,000          12,748,339
*Banco Bradesco SA BBD, rts., pfd. .........................      Brazil          131,455,953             525,064
Centrais Eletricas Brasileiras SA (Electrobras), B, pfd. ...      Brazil          120,400,000           1,650,693
Centrais Eletricas Brasileiras SA (Electrobras), ADR,
  pfd. .....................................................      Brazil            3,986,800          27,329,662
*Centrais Geradoras Do Sul Do Brasil SA (Gerasul), ADR,
  pfd. .....................................................      Brazil              350,790           1,060,128
Cia Vale do Rio Doce, A, pfd. ..............................      Brazil              949,560          12,155,301
Cia Vale do Rio Doce, A, ADR, pfd. .........................      Brazil            1,350,400          17,286,447
Embotelladora Andina SA, B, ADR, pfd. ......................      Chile               183,500           2,133,188
*Embratel Participacoes SA, ADR, pfd. ......................      Brazil            2,525,000          34,403,125
Fiat SpA, pfd. .............................................      Italy            18,931,350          28,907,742
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil          250,000,000          19,792,383
Tele Celular Sul Participacoes SA, ADR, pfd. ...............      Brazil              102,500           1,652,813
Tele Centro Oeste Celular Participacoes SA, ADR, pfd. ......      Brazil              341,663             896,865
Tele Leste Celular Participacoes SA, ADR, pfd. .............      Brazil               20,500             429,219
Tele Nordeste Celular Participacoes SA, ADR, pfd. ..........      Brazil               51,250             781,563
Tele Norte Celular Participacoes SA, ADR, pfd. .............      Brazil               20,500             498,406
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........      Brazil              205,000           2,729,063
Telecomunicacoes Brasileiras SA (Telebras), unit, pfd. .....      Brazil          875,600,000          56,709,622
Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. ......      Brazil            1,025,000             176,172
*Telecomunicacoes de Minas Gerais SA Telemig, C, pfd. ......      Brazil           38,363,000             344,984
Telecomunicacoes de Minas Gerais SA Telemig, B, pfd. .......      Brazil           38,363,000             631,529
Telecomunicacoes de Sao Paulo SA (Telesp), pfd. ............      Brazil          220,000,000          20,548,108
*Telemig Celular Participacoes SA, ADR, pfd. ...............      Brazil               51,250             948,125
Telesp Celular Participacoes SA, ADR, pfd. .................      Brazil              410,000           8,610,000
Telesp Participacoes SA, ADR, pfd. .........................      Brazil            1,025,000          16,912,500
Usinas Siderurgicas de Minas Gerais SA, pfd. ...............      Brazil            4,188,959           5,104,972
Volkswagen AG, pfd. ........................................     Germany            2,218,960          88,178,662
                                                                                                  ---------------
TOTAL PREFERRED STOCKS (COST $651,392,142)..................                                          365,585,529
                                                                                                  ---------------

 20

PAGE
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                                 PRINCIPAL
                                                                 COUNTRY          AMOUNT**             VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS 6.0%
U.S. Treasury Bonds:
  14.00%, 11/15/11..........................................  United States    $   97,000,000     $   147,470,360
  7.875%, 2/15/21...........................................  United States       128,500,000         160,343,972
  6.25%, 8/15/23............................................  United States       155,303,000         163,990,339
U.S. Treasury Notes:
  6.375%, 7/15/99...........................................  United States        78,000,000          78,487,500
  6.00%, 10/15/99...........................................  United States       108,000,000         108,708,804
  6.375%, 1/15/00...........................................  United States        98,000,000          99,133,174
                                                                                                  ---------------
TOTAL BONDS (COST $727,148,534).............................                                          758,134,149
                                                                                                  ---------------
SHORT TERM INVESTMENTS 1.7% (COST $208,084,188)
U.S. Treasury Bills, 4.07% to 4.57%, with maturities to
  5/20/99...................................................  United States       209,431,000         208,055,426
                                                                                                  ---------------
TOTAL INVESTMENTS (COST $13,405,433,582) 100.1%.............                                       12,643,299,949
OTHER ASSETS, LESS LIABILITIES (.1%)........................                                           (8,811,357)
                                                                                                  ---------------
TOTAL NET ASSETS 100.0%.....................................                                      $12,634,488,592
                                                                                                  ---------------
                                                                                                  ---------------

*Non-income producing.
**Securities denominated in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at February 28, 1999 were $499,803,842.
                       See Notes to Financial Statements.
                                                                              21

PAGE

TEMPLETON GROWTH FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $13,405,433,582)..........................................    $12,643,299,949
 Cash.......................................................             57,698
 Receivables:
  Investment securities sold................................         58,629,515
  Capital shares sold.......................................         10,448,377
  Dividends and interest....................................         44,183,448
                                                                ---------------
      Total assets..........................................     12,756,618,987
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................         63,485,856
  Capital shares redeemed...................................         45,752,174
  To affiliates.............................................         11,504,097
 Distributions to shareholders..............................             21,609
 Accrued expenses...........................................          1,366,659
                                                                ---------------
      Total liabilities.....................................        122,130,395
                                                                ---------------
Net assets, at value........................................    $12,634,488,592
                                                                ---------------
                                                                ---------------
Net assets consist of:
 Undistributed net investment income........................    $    94,792,702
 Net unrealized depreciation................................       (762,133,633)
 Accumulated net realized gain..............................        109,721,150
 Capital shares.............................................     13,192,108,373
                                                                ---------------
Net assets, at value........................................    $12,634,488,592
                                                                ---------------
                                                                ---------------
CLASS A:
 Net asset value per share ($11,710,623,767 / 725,791,346
   shares outstanding)......................................             $16.13
                                                                ---------------
                                                                ---------------
 Maximum offering price per share ($16.13 / 94.25%).........             $17.11
                                                                ---------------
                                                                ---------------
CLASS B:
 Net asset value per share ($2,891,681 / 179,398 shares
   outstanding)*............................................             $16.12
                                                                ---------------
                                                                ---------------
CLASS C:
 Net asset value per share ($879,764,796 / 55,483,353 shares
   outstanding)*............................................             $15.86
                                                                ---------------
                                                                ---------------
 Maximum offering price per share ($15.86 / 99.00%).........             $16.02
                                                                ---------------
                                                                ---------------
ADVISOR CLASS:
 Net asset value per share ($41,208,348 / 2,550,858 shares
   outstanding).............................................             $16.15
                                                                ---------------
                                                                ---------------

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON GROWTH FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $8,093,024)
 Dividends..................................................    $138,647,848
 Interest...................................................      46,578,726
                                                                ------------
      Total investment income...............................                       $  185,226,574
Expenses:
 Management fees (Note 3)...................................      39,003,262
 Administrative fees (Note 3)...............................       5,090,810
 Distribution fees (Note 3)
  Class A...................................................      14,914,761
  Class B...................................................           2,288
  Class C...................................................       4,564,193
 Transfer agent fees (Note 3)...............................       7,709,000
 Custodian fees.............................................       2,029,000
 Reports to shareholders....................................       1,554,900
 Registration and filing fees...............................         216,000
 Professional fees..........................................          99,800
 Directors' fees and expenses...............................         105,000
 Other......................................................          84,592
                                                                ------------
      Total expenses........................................                           75,373,606
                                                                                   --------------
            Net investment income...........................                          109,852,968
                                                                                   --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     114,157,166
  Foreign currency transactions.............................      (2,578,866)
                                                                ------------
      Net realized gain.....................................                          111,578,300
      Net unrealized appreciation on investments............                        1,111,040,559
                                                                                   --------------
Net realized and unrealized gain............................                        1,222,618,859
                                                                                   --------------
Net increase in net assets resulting from operations........                       $1,332,471,827
                                                                                   --------------
                                                                                   --------------

                       See Notes to Financial Statements.
                                                                              23

PAGE

TEMPLETON GROWTH FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 1999         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   109,852,968        $   352,041,372
  Net realized gain from investments and foreign currency
    transactions............................................         111,578,300          1,794,895,388
  Net unrealized appreciation (depreciation) on
   investments..............................................       1,111,040,559         (3,948,921,534)
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       1,332,471,827         (1,801,984,774)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (266,935,436)          (309,635,887)
   Class C..................................................         (16,086,921)           (16,109,670)
   Advisor Class............................................            (974,245)              (846,245)
  Net realized gains:
   Class A..................................................      (1,337,704,921)        (1,624,126,003)
   Class C..................................................        (105,466,786)          (109,111,611)
   Advisor Class............................................          (4,507,946)            (4,067,274)
 Capital share transactions (Note 2):
   Class A..................................................         963,135,160          2,570,690,896
   Class B..................................................           2,939,477                     --
   Class C..................................................          36,284,563            389,245,855
   Advisor Class............................................           6,250,196             17,030,051
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................         609,404,968           (888,914,662)
Net assets:
 Beginning of period........................................      12,025,083,624         12,913,998,286
                                                                ---------------------------------------
 End of period..............................................     $12,634,488,592        $12,025,083,624
                                                                ---------------------------------------
                                                                ---------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................     $    94,792,702        $   268,936,336
                                                                ---------------------------------------
                                                                ---------------------------------------

                       See Notes to Financial Statements.
 24

PAGE

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              25

PAGE
TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares; Class A, Class B, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At February 28, 1999, there were 1.8 billion shares authorized ($0.01 par value) of which 1.2 billion, 100 million, 400 million and 100 million were designated Class A shares, Class B shares, Class C shares and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 28, 1999                        AUGUST 31, 1998
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                    -----------------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   103,708,022    $ 1,710,182,026          162,377,765    $ 3,342,332,950
Shares issued on reinvestment of distributions....    91,923,668      1,440,479,862           84,313,094      1,737,946,375
Shares redeemed...................................  (132,372,027)    (2,187,526,728)        (123,878,907)    (2,509,588,429)
                                                    -----------------------------------------------------------------------
Net increase......................................    63,259,663    $   963,135,160          122,811,952    $ 2,570,690,896
                                                    -----------------------------------------------------------------------
                                                    -----------------------------------------------------------------------

 26

PAGE
TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)


                                                                  PERIOD ENDED
                                                               FEBRUARY 28, 1999*
                                                          ----------------------------
                                                            SHARES          AMOUNT
                                                          ----------------------------
CLASS B SHARES:
Shares sold.............................................      183,445    $   3,007,502
Shares redeemed.........................................       (4,047)         (68,025)
                                                          ----------------------------
Net increase............................................      179,398    $   2,939,477
                                                          ----------------------------
                                                          ----------------------------

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               FEBRUARY 28, 1999                     AUGUST 31, 1998
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                          ----------------------------------------------------------------
CLASS C SHARES:
Shares sold.............................................   10,332,539    $ 167,498,758         21,887,098    $ 446,684,900
Shares issued on reinvestment of distributions..........    6,946,379      107,252,391          5,371,460      109,391,107
Shares redeemed.........................................  (14,673,780)    (238,466,586)        (8,429,791)    (166,830,152)
                                                          ----------------------------------------------------------------
Net increase............................................    2,605,138    $  36,284,563         18,828,767    $ 389,245,855
                                                          ----------------------------------------------------------------
                                                          ----------------------------------------------------------------

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               FEBRUARY 28, 1999                     AUGUST 31, 1998
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                          ----------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.............................................      610,022    $  10,150,838          1,306,769    $  26,289,488
Shares issued on reinvestment of distributions..........      334,891        5,247,737            235,380        4,848,120
Shares redeemed.........................................     (554,511)      (9,148,379)          (694,766)     (14,107,557)
                                                          ----------------------------------------------------------------
Net increase............................................      390,402    $   6,250,196            847,383    $  17,030,051
                                                          ----------------------------------------------------------------
                                                          ----------------------------------------------------------------

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

                                                                              27

PAGE
TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively, for costs incurred in marketing the Fund's Class A, Class B and Class C shares. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1999, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the period of $886,224 and $317,151, respectively.

Legal fees of $99,800 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At February 28, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes of $13,407,193,359 was as follows:

Unrealized appreciation...................................    $ 1,343,600,006
Unrealized depreciation...................................     (2,107,493,416)
                                                              ---------------
Net unrealized depreciation...............................    $  (763,893,410)
                                                              ===============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1999 aggregated $2,157,634,682 and $1,394,396,395, respectively.

 28

PAGE
LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government
 Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

* These funds are now closed to new accounts, with the exception of retirement plan accounts.

** Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

*** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           01/99

PAGE
                                                               Bulk Rate
                                                             U.S. Postage
                                                                 PAID
                                                             Permit No. 75
                                                                Bell, CA

[LOGO FRANKLIN TEMPLETON]

Templeton Growth Fund, Inc.
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777

SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Growth Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed.
These calls can be determined by the presence of a regular beeping tone.

101 S99 04/99                         [RECYCLE LOGO]  Printed on recycled paper